Derivatives and Fair Value of Financial Instruments (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale	$ 167,049,000	$ 224,314,000
Short-term investments, trading debt securities	330,181,000	65,728,000
Long-term debt		92,177,000
Fair Value
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale	167,096,000	224,076,000
Short-term investments, trading debt securities	323,470,000	66,573,000
Long-term debt		$ 94,578,000